Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Jul. 30, 2019
Entity Registrant Name	Brown Capital Management Mutual Funds
Entity Central Index Key	0000869351
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 30, 2019
Document Effective Date	Jul. 30, 2019
Prospectus Date	Jul. 30, 2019
The Brown Capital Management Mid Company Fund | Investor Shares
Prospectus [Line Items]
Trading Symbol	BCMSX
The Brown Capital Management Mid Company Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	BCMIX
The Brown Capital Management Small Company Fund | Investor Shares
Prospectus [Line Items]
Trading Symbol	BCSIX
The Brown Capital Management Small Company Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	BCSSX
The Brown Capital Management International Equity Fund | Investor Shares
Prospectus [Line Items]
Trading Symbol	BCIIX
The Brown Capital Management International Equity Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	BCISX
The Brown Capital Management International Small Company Fund | Investor Shares
Prospectus [Line Items]
Trading Symbol	BCSVX
The Brown Capital Management International Small Company Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	BCSFX